SHARE OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2022
SHARE OPTIONS AND WARRANTS
SHARE OPTIONS AND WARRANTS

22.SHARE OPTIONS AND WARRANTS

The following options and warrants over Ordinary Shares have been granted by the company and are outstanding:

				Number of	Number of
				options/warrants	options/warrants
			Exercise	outstanding	exercisable
Options/ Warrants	Grant Date	Expiry date	Price	2022 ‘000	2022 ‘000
Warrants	15 January 2021	15 January 2031	£1.25	240	240
Warrants	19 January 2021	18 January 2026	£0.90	110	110
Warrants	19 April 2021	19 March 2024	£1.35	224	224
Warrants	17 June 2021	19 March 2024	£1.50	22	22
Options	25 July 2018	25 July 2024	£0.16	1,000	1,000
Options	17 July 2019	16 July 2025	£0.16	537	537
Options	5 February 2020	4 February 2030	£0.07	4,362	4,362
Options	3 February 2021	2 February 2031	£0.94	159	151
Options	24 June 2021	23 June 2031	£1.26	1,000	500
Options	27 June 2021	26 June 2031	£1.35	500	250
Options	1 July 2021	30 June 2031	£1.16	500	250
Options	13 July 2021	12 July 2031	£1.00	1,000	500
Options	22 September 2021	22 September 2031	£1.57	4,150	1,758
Options	23 November 2021	23 November 2031	£1.30	500	184
Options	17 December 2021	16 December 2031	£0.86	675	234
Options	19 May 2022	19 May 2032	£0.51	3,350	861
Options	27 June 2022	27 June 2032	£0.34	250	42
Warrants	31 March 2022	31 March 2027	£0.94	60	60
Warrants	31 July 2022	31 July 2027	£1.00	10	10
Warrants	31 August 2022	31 August 2027	£1.04	10	10
Warrants	31 September 2022	31 September 2027	£1.12	10	10
Warrants	31 October 2022	31 October 2027	£1.05	10	10
Warrants	31 November 2022	31 November 2027	£1.02	10	10
Warrants	31 December 2022	31 December 2027	£1.01	10	10
				18,698	11,345

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2022	17,689	0.81
Granted	5,220	0.50
Exercised	(1,593)	0.07
Lapsed	(2,618)	0.89
Outstanding at 31 December 2022	18,698	0.68
Exercisable at 31 December 2022	11,345	0.61

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2021	42,202	0.13
Granted	10,698	1.63
Exercised	(34,351)	0.12
Lapsed	(860)	0.95
Outstanding at 31 December 2021	17,689	0.81
Exercisable at 31 December 2021	7,596	0.26

The weighted average remaining contractual life of options and warrants as at 31 December 2022 is 93 months (2021 -102 months). If the exercisable shares had been exercised on 31 December 2022 this would have represented 61% (2021 – 2%) of the enlarged share capital.

At the grant date, the fair value of the options and warrants prior to the listing date was the net asset value and post listing determined using the Black-Scholes option pricing model. Volatility was calculated based on data from comparable listed technology start-up companies, with an appropriate discount applied due to being an unlisted entity at grant date. Risk free interest has been based on UK Government Gilt rates for an equivalent term.

	Grant
	date				Risk Free
	share	Exercise			interest	Marketability
Grant date	price	price	Volatility	Life	rate %	discount
25 July 2018	0.08	0.16	40%	6 years	0.01	75%
17 July 2019	0.09	0.16	40%	6 years	0.01	90%
5 February 2020	0.07	0.07	40%	6 years	0.01	0%
3 February 2021	0.94	0.94	112%	10 years	0.01	0%
24 June 2021	1.26	1.26	112%	10 years	0.01	0%
27 June 2021	1.35	1.35	112%	10 years	0.01	0%
1 July 2021	1.23	1.16	112%	10 years	0.01	0%
13 July 2021	1.00	1.00	112%	10 years	0.01	0%
22 September 2021	1.57	1.57	112%	10 years	0.01	0%
23 November 2021	1.30	1.30	112%	10 years	0.01	0%
17 December 2021	0.86	0.86	112%	10 years	0.01	0%
19 May 2022	0.51	0.51	112%	10 years	0.01	0%
27 June 2022	0.34	0.34	112%	10 years	0.01	0%